Shareholder Report, Average Annual Return (Details) WE0000000002515A_Dimensional US High Profitability ETF_Single_TSR Annual {Single}	12 Months Ended	44 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Dimensional US High Profitability ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional US High Profitability ETF – NAV
Average Annual Return, Percent	13.96%	14.03%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	21.14%	15.27%